SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	8–35 years
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3–15 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4–8 years
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4–8 years